Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Total Payments
Total	$ 17,380,000	$ 17,380,000
Xuxa mine (Phase I) [Member]
Total	$ 17,380,000	$ 17,380,000